Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
C000153971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R6/JFAIX)
Accumulated Value	$ 1,000,000		$ 979,007.79	$ 1,180,583.535945	$ 1,388,598.754199	$ 1,430,852.286831	$ 1,666,740.777656	$ 2,402,187.629018	$ 2,188,508.715479	$ 2,504,626.434356	$ 3,133,295.208305	$ 3,322,776.191422
C000100846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R4/JFARX)
Accumulated Value	10,000		9,775.77	11,771.612612	13,808.853682	14,201.523902	16,518.675075	23,774.441817	21,619.587749	24,707.232845	30,848.005804	32,641.28583
C000153970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R2/JFACX)
Accumulated Value	10,000		9,771.8323	11,750.936251	13,758.683592	14,106.432256	16,354.077254	23,444.360463	21,252.052293	24,204.781623	30,133.360204	31,789.039187
C000100843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class I/JFCIX)
Accumulated Value	250,000		244,810.635	294,753.191872	346,331.262979	356,510.707653	414,780.803476	597,153.891852	543,424.367307	621,291.943782	776,290.472436	822,402.033344
C000100842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class C/JFCCX)
Accumulated Value	10,000		9,686.4414	11,557.016833	13,435.486721	13,691.169407	15,780.431179	22,488.725612	20,265.732626	22,938.854703	28,375.380472	29,758.280461
C000100841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class A/JFCAX)
Accumulated Value	9,500		9,269.559355	11,130.396699	13,038.500751	13,377.584435	15,524.178656	22,288.863568	20,217.494839	23,047.049088	28,711.298604	30,319.687177
C000107909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class A/JHAAX)
Accumulated Value	9,500		8,930.462175	9,253.899403	9,092.180756	9,469.52426	9,553.344227	10,725.680571	10,524.309136	10,665.417284	11,004.52284	11,287.835711
C000107910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class C/JHACX)
Accumulated Value	10,000		9,339.2705	9,603.144957	9,376.966885	9,697.385814	9,719.415462	10,832.409734	10,556.916098	10,622.971144	10,882.894958	11,082.279062
C000107911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class I/JHAIX)
Accumulated Value	250,000		235,821.185	245,045.884831	241,734.454816	252,378.339534	255,457.193754	287,745.75685	282,982.681195	287,884.244025	297,741.308417	306,152.187751
C000107912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class NAV)
Accumulated Value	10,000		9,444.0975	9,832.860563	9,700.112226	10,145.767392	10,281.547385	11,590.178109	11,421.38907	11,619.728915	12,039.297805	12,392.080774
C000113522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R2/JHARX)
Accumulated Value	10,000		9,392.3945	9,723.779405	9,543.884721	9,932.078414	10,013.706094	11,246.080186	11,022.722125	11,169.971253	11,527.318069	11,821.708943
C000107913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R6/JHASX)
Accumulated Value	1,000,000		944,458.13	983,297.431129	970,035.226693	1,014,558.330343	1,028,192.918871	1,158,807.678956	1,140,824.246879	1,160,635.401462	1,201,379.878634	1,237,683.752469
Russell 3000 C000153971 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,044,449.06	1,212,970.957609	1,411,807.84045	1,511,339.855541	1,676,523.845815	2,325,759.264274	2,154,784.258251	2,427,347.78889	2,938,880.046886	3,399,827.277177
Russell 3000 C000100843 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		261,112.265	303,242.739402	352,951.960112	377,834.963885	419,130.961453	581,439.816067	538,696.064561	606,836.94722	734,720.011718	849,956.81929
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,444.4906	12,129.709576	14,118.078404	15,113.398555	16,765.238458	23,257.592643	21,547.842583	24,273.477889	29,388.800469	33,998.272772
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,593.5032	10,538.991469	10,454.628002	11,299.45635	12,443.108678	12,355.78767	11,229.391686	10,851.191052	11,404.718229	11,790.396717
Bloomberg U S Aggregate Bond C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,837.58	263,474.786726	261,365.70004	282,486.408736	311,077.716923	308,894.691715	280,734.792109	271,279.776256	285,117.955677	294,759.917887
Bloomberg U S Aggregate Bond C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,350.32	1,053,899.146904	1,045,462.800162	1,129,945.634944	1,244,310.867691	1,235,578.76686	1,122,939.168438	1,085,119.105026	1,140,471.82271	1,179,039.671551
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,015.3512	10,064.346699	10,202.93547	10,438.338413	10,574.199233	10,581.366742	10,608.806342	11,040.351685	11,647.23242	12,188.536266
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% MSCI ACWI/70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,494.5221	10,953.908681	11,418.432182	12,239.760922	13,111.035084	14,348.037644	13,144.219207	13,472.14868	14,742.732619	15,858.598552
ICE BofA 0 3 Month U S Treasury Bill C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		250,383.78	251,608.667467	255,073.386752	260,958.460337	264,354.980835	264,534.168572	265,220.158578	276,008.792145	291,180.810523	304,713.406662
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		262,363.0525	273,847.717018	285,460.804538	305,994.023045	327,775.877102	358,700.94111	328,605.480188	336,803.717013	368,568.315492	396,464.963808
ICE BofA 0 3 Month U S Treasury Bill C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,001,535.12	1,006,434.669868	1,020,293.547009	1,043,833.841349	1,057,419.923341	1,058,136.674288	1,060,880.634312	1,104,035.168581	1,164,723.242094	1,218,853.626651
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,049,452.21	$ 1,095,390.868073	$ 1,141,843.218154	$ 1,223,976.092183	$ 1,311,103.508411	$ 1,434,803.764443	$ 1,314,421.920753	$ 1,347,214.868052	$ 1,474,273.261966	$ 1,585,859.855231